COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9. COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, we are notified that we may be a party to a lawsuit or that a claim is being made against us. It is our policy to not disclose the specifics of any claim or threatened lawsuit until the summons and complaint are actually served on us. After carefully assessing the claim, and assuming we determine that we are not at fault or we disagree with the damages or relief demanded, we vigorously defend any lawsuit filed against us. We record a liability when losses are deemed probable and reasonably estimable. When losses are deemed reasonably possible but not probable, we determine whether it is possible to provide an estimate of the amount of the loss or range of possible losses for the claim, if material for disclosure. In evaluating matters for accrual and disclosure purposes, we take into consideration factors such as our historical experience with matters of a similar nature, the specific facts and circumstances asserted, the likelihood of our prevailing, the availability of insurance, and the severity of any potential loss. We reevaluate and update accruals as matters progress over time.

On May 31, 2022, the Company filed a lawsuit against Culp McAuley, Inc. (“Culp McAuley”) and four individuals (Brandon Culp, Campbell McAuley, Mark Depew and Larry Roberts) (collectively the “defendants”) in the United States District Court for the District of Kansas, seeking monetary damages and injunctive relief based on certain conduct by the defendants. On July 18, 2022, Culp McAuley filed its Answer to the Company’s Verified Complaint and included Counterclaims alleging breach of contract and seeking monetary damages. On August 8, 2022, the Company filed its Reply and Affirmative Defenses to the Counterclaims by, among other things, denying the allegations and any and all liability.

On December 20, 2022, the Company filed a motion for leave to file a second amended complaint to add additional claims against the defendants to avoid fraudulent transfers, to pierce the corporate veil of Culp McAuley, and for remedies related to the claims for fraudulent transfers and piercing the corporate veil. On December 22, 2022, the Court issued an Order granting the Company’s motion for leave to file a second amended complaint, which was filed with the Court on December 27, 2022. Because Culp McAuley’s original counsel withdrew, Culp McAuley was ordered to obtain new counsel on or before December 2, 2022. On December 5, 2022, the Court ordered that Culp McAuley show cause in writing by December 21, 2022, why the Court should not direct the Clerk to enter default against it. On December 22, 2022, the Court directed the Clerk to enter default against Culp McAuley. On February 21, 2023, the Clerk entered default against Culp McAuley.

In February and March, 2023, defendants Larry Roberts and Mark Depew filed separate motions to dismiss, respectively. The Company opposed both motions. On July 7, 2023, the Court issued an Order granting Roberts’ motion to dismiss and denying Depew’s motion to dismiss. On December 7, 2023, the Company filed an application for the Clerk’s entry of default against defendant Brandon Culp. On December 13, 2023, the Clerk entered default against Brandon Culp.

On January 5, 2024, the Company filed a motion for summary judgment against defendants Campbell McAuley and Mark Depew. On the same date, the Company also filed separate motions for default judgment against Culp McAuley and Brandon Culp, respectively. On January 5, 2024, defendant Mark Depew filed a motion for summary judgment against the Company. On May 17, 2024, the Court issued Orders which, respectively, (i) granted defendant Mark Depew’s motion for summary judgment against the Company; (ii) denied the Company’s motion for summary judgment against Depew; (iii) granted the Company’s motion for summary judgment against defendant Campbell McAuley; and (iv) granted the Company’s motions for default judgment against defendants Culp McAuley and Brandon Culp. Finding that defendants Brandon Culp and Campbell McAuley were each the alter ego of Culp McAuley, on June 4, 2024, the Court entered judgment in favor of the Company in the amount of $3,999,984 against Culp McAuley, Brandon Culp, and Campbell McAuley, jointly and severally (the “judgment”). The Company is currently uncertain as to what amount, if any, of the judgment amount it will ultimately be able to recover.

On June 14, 2024, the Company filed a Notice of Appeal to the United States Court of Appeals for the Tenth Circuit from the Court’s May 17, 2024 Order that granted summary judgment in favor of Mark Depew. On December 10, 2024, the Company and Depew filed a Stipulation of Dismissal in the Tenth Circuit that ended the appeal after the Company and Depew reached a settlement.

In March 2024, the Company filed a complaint against Larry Roberts (“defendant”) in the Superior Court of the State of California, County of Orange. The lawsuit arises from the defendant’s multiple breaches of his obligations to the Company. The Company seeks monetary damages based on certain conduct by the defendant. On May 28, 2024, the defendant filed a motion to strike portions of the complaint and a motion for demurrer. On October 4, 2024, the Court sustained in part and overruled in part defendant’s motion for demurrer. The Court further denied the defendant’s motion to strike in its entirety. The case is pending.

As of September 30, 2024, we are able to estimate a range of reasonably possible loss related to the Culp McCauley case (when taking into account, among other things, the uncertainty of recovering the judgment amount owed to the Company by Culp McAuley, Brandon Culp and Campbell McAuley, jointly and severally), our estimate of the aggregate reasonably possible loss (in excess of any accrued amounts) was approximately $1.8 million. Our estimate with respect to the aggregate reasonably possible loss is based upon currently available information and is subject to significant judgment and a variety of assumptions and known and unknown uncertainties, which may change quickly and significantly from time to time, particularly if and as we engage with applicable governmental agencies or plaintiffs in connection with a proceeding. Also, the matters underlying the reasonably possible loss will change from time to time. As a result, actual results may vary significantly from the current estimate.

While the ultimate resolution is unknown, based on the information currently available, we do not expect that the pending lawsuit or the enforcement of the judgment will have a material adverse effect on our operations, financial condition or cash flows. However, the outcome of any litigation is inherently uncertain and there can be no assurance that any expense, liability or damages that may ultimately result from the resolution of the pending lawsuit or enforcement of the judgment will be covered by our insurance or will not be in excess of amounts recognized or provided by insurance coverage and will not have a material adverse effect on our operating results, financial condition or cash flows.

Notice of Failure to Satisfy a Continued Listing Rule

On March 14, 2024, the Nasdaq Listing Qualifications staff notified Digital Ally, Inc. (the “Company”), that due to resignation of Mr. Michael J. Caulfield from the Company’s board of directors (the “Board”) effective on January 31, 2024, the Company no longer complies with the audit committee and compensation committee requirements as set forth in Listing Rule 5605 of The Nasdaq Stock Market LLC (“Nasdaq”), including the requirements that there are at least three independent directors on the Company’s audit committee and at least two independent directors on the Company’s compensation committee.

The notification has no immediate effect on the Company’s listing on the Nasdaq Capital Market. In accordance with Nasdaq Listing Rules, the Company is provided a cure period until the earlier of the Company’s next annual shareholders’ meeting (or July 29, 2024 if the next shareholders’ meeting will be held before July 29, 2024) or January 31, 2025 (the “Cure Period”). If the Company does not regain compliance by within the Cure Period, Nasdaq will provide written notice that the Company’s common stock, par value $0.001 per share, will be subject to delisting from the Nasdaq Capital Market, at which time, the Company may appeal the delisting determination to a Hearings Panel.

Management of the Company has resolved to take commercially reasonable steps to fill the vacancy on the Board with a new director who qualifies as independent under the Nasdaq Listing Rules as soon as is practical and anticipates regaining compliance during the Cure Period. However, there can be no assurance that the Company will be able to satisfy Nasdaq Listing Rule 5605 or will otherwise be in compliance with other Nasdaq listing criteria. See Note 16. Subsequent Events for additional information pertaining to this matter.

NOTE 15. COMMITMENTS AND CONTINGENCIES

Litigation.

From time to time, we are notified that we may be a party to a lawsuit or that a claim is being made against us. It is our policy to not disclose the specifics of any claim or threatened lawsuit until the summons and complaint are actually served on us. After carefully assessing the claim, and assuming we determine that we are not at fault or we disagree with the damages or relief demanded, we vigorously defend any lawsuit filed against us. We record a liability when losses are deemed probable and reasonably estimable. When losses are deemed reasonably possible but not probable, we determine whether it is possible to provide an estimate of the amount of the loss or range of possible losses for the claim, if material for disclosure. In evaluating matters for accrual and disclosure purposes, we take into consideration factors such as our historical experience with matters of a similar nature, the specific facts and circumstances asserted, the likelihood of our prevailing, the availability of insurance, and the severity of any potential loss. We reevaluate and update accruals as matters progress over time.

On May 31, 2022, the Company filed a lawsuit against Culp McAuley, Inc. (“defendant”) in the United States District Court for the District of Kansas. The lawsuit arises from the defendant’s multiple breaches of its obligations to the Company. The Company seeks monetary damages and injunctive relief based on certain conduct by the defendant. On July 18, 2022, the defendant filed its Answer to the Company’s Verified Complaint and included Counterclaims alleging breach of contract and seeking monetary damages. On August 8, 2022, the Company filed its Reply and Affirmative Defenses to the Counterclaims by, among other things, denying the allegations and any and all liability.

As of December 31, 2023, we are able to estimate a range of reasonably possible loss related to the Culp McCauley case, our estimate of the aggregate reasonably possible loss (in excess of any accrued amounts) was approximately $1.8 million. Our estimate with respect to the aggregate reasonably possible loss is based upon currently available information and is subject to significant judgment and a variety of assumptions and known and unknown uncertainties, which may change quickly and significantly from time to time, particularly if and as we engage with applicable governmental agencies or plaintiffs in connection with a proceeding. Also, the matters underlying the reasonably possible loss will change from time to time. As a result, actual results may vary significantly from the current estimate.

While the ultimate resolution is unknown, based on the information currently available, we do not expect that these lawsuits will individually, or in the aggregate, have a material adverse effect to our results of operations, financial condition or cash flows. However, the outcome of any litigation is inherently uncertain and there can be no assurance that any expense, liability or damages that may ultimately result from the resolution of these matters will be covered by our insurance or will not be in excess of amounts recognized or provided by insurance coverage and will not have a material adverse effect on our operating results, financial condition or cash flows.

General

401 (k) Plan. The Company sponsors a 401(k) retirement savings plan for the benefit of its employees. The plan, as amended, requires it to provide 100% matching contributions for employees, who elect to contribute up to 3% of their compensation to the plan and 50% matching contributions for employee’s elective deferrals on the next 2% of their contributions. The Company made matching contributions totaling $207,463 and $223,084 for the years ended December 31, 2023 and 2022, respectively. Each participant is 100% vested at all times in employee and employer matching contributions.